Cover	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Magnolia Oil & Gas Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38083
Entity Tax Identification Number	81-5365682
Entity Address, City or Town	Houston
Entity Address, Postal Zip Code	77024
Entity Address, State or Province	TX
Local Phone Number	842-9050
City Area Code	713
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 Per Share
Trading Symbol	MGY
Security Exchange Name	NYSE
Entity Central Index Key	0001698990
Amendment Flag	false
Entity Address, Address Line One	990 Town and Country Blvd., Suite 900